Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Income tax benefit recognized from operating losses	¥ 97	¥ 1,195	¥ 246
Domestic effective statutory tax rate	31.00%	31.00%	31.00%
Net deferred tax assets reported within Other assets-Other	¥ 30,433	¥ 13,431
Undistributed earnings, No deferred tax provided	18,305
Operating loss carryforwards	1,963,798
Unrecognized tax benefits	4,367
Other liabilities [Member]
Income Taxes [Line Items]
Net deferred tax liabilities reported within Other liabilities	50,404	¥ 66,907
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards	1,001,867
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 846,194
Expiration year	Mar. 31, 2030
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 115,737
Company and domestic subsidiaries [Member] | Domestic [Member]
Income Taxes [Line Items]
Operating loss carryforwards	596,946
Subsidiaries [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards	549,481
Subsidiaries [Member] | United States [Member]
Income Taxes [Line Items]
Operating loss carryforwards	536,563
Subsidiaries [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Operating loss carryforwards	260,091
Subsidiaries [Member] | Other tax jurisdictions [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 20,717
Tax Cuts and Jobs Act [Member]
Income Taxes [Line Items]
U.S. federal corporate income tax rate				21.00%
Reduction in deferred tax liabilities and deferred tax expense				¥ 2,776